Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

Particulars	Land	Building (Owned)	Buildings (Right-of-use)	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2020	853	513	28,342	15,401	1,093	2,047	1,779	6,742	90	56,860
Additions/adjustments	—	—	1,275	286	11	46	224	165	(90)	1,917
Disposals/adjustments	—	—	(8,061)	(3,062)	(240)	(248)	(379)	(2,024)	—	(14,014)
Effect of movements in foreign exchange rates	39	24	1,972	329	25	28	37	121	—	2,575
Balance as at March 31, 2021	892	537	23,528	12,954	889	1,873	1,661	5,004	—	47,338
Balance as at April 1, 2021	892	537	23,528	12,954	889	1,873	1,661	5,004	—	47,338
Additions/adjustments	—	—	1,891	1,600	25	98	1,367	9	—	4,990
Disposals/adjustments	—	—	(1,669)	(779)	(35)	(137)	(409)	(319)	—	(3,348)
Effect of movements in foreign exchange rates	(53)	(32)	(674)	(399)	(22)	(58)	(67)	(145)	—	(1,450)
Balance as at March 31, 2022	839	505	23,076	13,376	857	1,776	2,552	4,549	—	47,530
Accumulated depreciation
Balance as at April 1, 2020	—	482	5,012	10,625	556	1,324	599	2,265	—	20,863
Depreciation for the year	—	36	4,333	2,039	198	324	397	1,646	—	8,973
Disposals/adjustments	—	—	(1,436)	(2,783)	(203)	(235)	(197)	(1,742)	—	(6,596)
Effect of movements in foreign exchange rates	—	19	1,581	247	13	17	16	46	—	1,939
Balance as at March 31, 2021	—	537	9,490	10,128	564	1,430	815	2,215	—	25,179
Balance as at April 1, 2021	—	537	9,490	10,128	564	1,430	815	2,215	—	25,179
Depreciation for the year	—	—	3,064	1,675	132	227	465	460	—	6,023
Disposals/adjustments	—	—	(793)	(754)	(33)	(126)	(291)	(177)	—	(2,174)
Effect of movements in foreign exchange rates	—	(32)	(303)	(317)	(16)	(45)	(29)	(69)	—	(811)
Balance as at March 31, 2022	—	505	11,458	10,732	647	1,486	960	2,429	—	28,217
Carrying amounts
As at April 1, 2020	853	31	23,330	4,776	537	723	1,180	4,477	90	35,997
As at March 31, 2021	892	—	14,038	2,826	325	443	846	2,789	—	22,159
As at April 1, 2021	892	—	14,038	2,826	325	443	846	2,789	—	22,159
As at March 31, 2022	839	—	11,618	2,644	210	290	1,592	2,120	—	19,313

Note:The Company has pledged certain property, plant and equipment against vehicle loan and various credit facilities (refer note 28).